First Trust Large Cap Value AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	212 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq AlphaDEX Large Cap Value(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.80%	9.12%
Nasdaq US 500 Large Cap Value(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.06%	10.22%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.17%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.29%	10.49%	10.01%	7.56%
First Trust Large Cap Value AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.13%	8.45%	7.87%	7.43%
Performance Inception Date		May 08, 2007
First Trust Large Cap Value AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.23%	7.53%	6.99%	6.63%
First Trust Large Cap Value AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.99%	6.19%	5.89%	5.75%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.